Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Capital commitments [abstract]
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan

The following reconciles outstanding warrants and non-employee options (options that were not issued under the Group’s incentive plan (see below)), each exercisable to acquire one share, for the year ended December 31, 2019 and 2018 respectively:

Continuity	Cannon Point options (note 1)	Mission Gold warrants (note 1)	Other warrants (note 2)	Special warrants (note 3)		Broker warrants (note 4)	Total
Beg. Balance	327,700	7,125,646	27,858,213		–	–	35,311,559
Issued	–	–	–		10,150,322	–	10,150,322
Exercised	–	(3,160,945)	(783,814)		–	–	(3,944,759)
Bal. Dec 31, 2018	327,700	3,964,701	27,074,399		10,150,322	–	41,517,122
Issued	–	–	466,666		–	244,000	710,666
Exercised	(104,450)	(200,075)	–		(10,150,322)	–	(10,454,847)
Bal. Dec 31, 2019	223,250	3,764,626	27,541,065		–	244,000	31,772,941

Weighted Averages per option/warrant as at December 31
2019
Exercise price	$0.38	$0.55	$0.65		–	–	$0.64
Exercise price US dollars	–	–	–		–	US$ 0.41	US$ 0.41
Remaining life in years	2.40	0.52	1.45		–	0.48	1.33

2018
Exercise price	$0.38	$0.55	$0.65	$	nil	–	$0.63
Remaining life in years	2.47	1.52	2.44		0.33	–	2.33

Notes to table:

1.	Pursuant to the acquisition of Cannon Point Resources Ltd. (“Cannon Point”) and Mission Gold Ltd. (“Mission Gold”) in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.

2.	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (note 8).

3.	The special warrants were issued in a private placement at an exercise price of $0.83 (US$0.62) per special warrant in December 2018 (note 6(b)).

4.	The Broker warrants, which have a US dollar exercise price, were issued to the underwriters pursuant to the June 2019 prospectus financing (note 6(b)).

Summary of Options Outstanding

The following is reconciles the Group’s options outstanding for the years ended December 31, 2019 and 2018 respectively:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Beginning Balance	19,847,431	1.08
Granted	5,635,000	0.76
Expired	(18,500)	0.50
Exercised	(800,499)	0.51
Forfeited	(32,500)	1.44
Cancelled	(24,200)	1.51
Balance December 31, 2018	24,606,732	1.03
Granted	6,610,500	0.99
Expired	(4,235,000)	1.54
Exercised	(1,185,666)	0.54
Forfeited	(10,700)	0.82
Cancelled	(33,600)	1.10
Balance December 31, 2019	25,752,266	0.96

Schedule of Fair Value Assumptions Using Black Scholes Option Pricing

In the years ended December 31, 2019 and 2018 respectively, options were granted with a weighted average fair value estimated at $0.56 (2018 – $0.54) per option using the Black-Scholes option pricing model with the following assumptions:

Weighted Average Assumptions	2019	2018
Risk-free interest rate	1.39%	2.21%
Expected life	5.00 years	4.25 years
Expected volatility [1]	94.73%	95.60%
Grant date share price	$0.81	$0.78
Expected dividend yield	Nil	Nil

Note:

1.	Expected volatility is based on the historical and implied volatility of the Company’s share price on the TSX.

Schedule of Options Exercised

Details of options exercised during the current and prior year were as follows:

Year ended December 31, 2019	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2019	125,000	0.49	0.87
February 2019	30,000	0.49	1.23
June 2019	39,000	0.49	0.59
July 2019	81,000	0.49	0.68
August 2019	856,666	0.55	0.90
September 2019	54,000	0.72	0.85
	1,185,666	0.54	0.88

Year ended December 31, 2018	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2018	33,000	0.69	2.00
June 2018	11,000	0.50	0.75
July 2018	39,500	0.50	0.68
August 2018	33,500	0.50	0.75
September 2018	25,333	0.50	0.71
October 2018	650,666	0.50	0.70
November 2018	7,500	0.76	1.00
	800,499	0.51	0.76

Schedule of Options Outstanding and Exercisable

The following tables summarizes information about the Group’s options as at December 31, 2019 and 2018 respectively:

Options outstanding			Options exercisable
Exercise prices ($)	Number of options	Remaining contractual life (years)	Number of options	Remaining contractual life (years)
0.48	450,000	1.21	450,000	1.21
0.49	5,105,000	1.53	5,105,000	1.53
0.50	2,316,666	0.81	2,316,666	0.81
0.76	5,538,000	2.87	5,538,000	2.87
0.99	6,610,500	4.75	3,305,250	4.75
1.75	5,732,100	2.10	5,732,100	2.10
Total and weighted average contractual life per option	25,752,266	2.70	22,447,016	2.40

	Options outstanding		Options exercisable
Exercise prices ($)	Number of options	Remaining contractual life (years)	Number of options	Remaining contractual life (years)
0.48	450,000	2.21	450,000	2.21
0.49	6,034,000	2.26	6,034,000	2.26
0.50	2,323,332	1.81	2,323,332	1.81
0.72	200,000	0.71	200,000	0.71
0.76	5,620,000	3.85	2,810,000	3.85
0.89	1,125,000	0.29	1,124,998	0.29
1.75	5,744,400	3.10	3,829,600	3.10
1.77	3,110,000	0.16	3,110,000	0.16
Total and weighted average contractual life per option	24,606,732	2.41	19,881,930	2.14

Schedule of Restricted Share Units Outstanding

The following reconciles RSUs outstanding for the year ended December 31, 2019 and 2018 respectively:

Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)
Beginning Balance	506,495	2.24
Granted [1]	125,000	0.78
Shares issued	(434,742)	0.68
Balance December 31, 2018	196,753	1.27
Shares issued [1,2]	(111,086)	1.57
Withheld [1,2]	(85,667)	1.27
Balance December 31, 2019	–	–

Notes

1.	The RSUs were granted on August 9, 2018, to an officer of the Group with an expiry date of December 2021 and an initial one-year vesting period from date of grant. The Group treated these RSUs as cash-settled given the cash settlement of a previous grant. In January 2019, the Group’s Compensation Committee agreed with management that it was in the best interest of the Group to accelerate the vesting period to January 28, 2019. The Group settled the vested RSUs, by issuing 58,886 shares and withheld 66,114 RSUs to pay tax obligations.

2.	During the year ended December 31, 2019, 71,752 RSUs, being the second and third tranches of 107,629 equity-settled RSUs that were granted in September 2017, were settled by issuing 52,200 shares, with the balance of 19,553 RSUs being withheld to pay tax obligations.

Schedule of Foreign Currency Translation Reserve

	December 31	December 31
	2019	2018
Beginning balance	$38,686	$27,934
Foreign exchange translation differences incurred:
(Loss) gain on translation of foreign subsidiaries	(6,321)	10,752
Ending balance	$32,365	$38,686